BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS	6 Months Ended
Jun. 30, 2021
Letter Of Intent Business Advisory And Placement Agent Agreements [Abstract]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS

NOTE 15 – BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS

Business Advisory Agreement

On February 10, 2021, the registrant entered into Business Advisory Agreements with SBC Investments Ltd. (“SBC”) and KTAP LLC (“KTAP”) to provide such advice and services to the registrant as may be reasonably requested by the registrant concerning equity and/or debt financings, strategic planning, merger and acquisition possibilities and business development activities.  The term of the agreements is for twelve months and shall automatically renew for additional one year periods unless terminated in writing not less than thirty days prior to the expiration date.

The registrant shall pay SBC Investments Ltd. a one-time fee of 1,500 Series B preferred shares of the registrant for the introduction and subsequent closing of the acquisition of Horizon. The fee will be payable once the acquisition has closed and $5,000,000 has been raised. The registrant shall pay SBC Investments a fee equal to five percent of equity the registrant issued in an equity financing on which SBC Investments worked. At SBC Investments discretion, the fee shall be paid in cash or in the same form of the registrant’s equity issued in the equity financing.

If the registrant completes a business combination, other than Horizon, with a public or private company on which SBC Investments worked, the registrant shall pay SBC Investments a fee equal to 2.5% of the registrant’s issued and outstanding common stock, on an as-converted, fully diluted basis. The fee shall be deemed and earned and payable upon the closing of the business combination.

The registrant shall pay KTAP LLC a one-time fee of 200,000 common shares of the registrant due upon the milestones agreement between the registrant and KTAP. The registrant shall pay KTAP a fee equal to one percent of equity the registrant issues in an equity financing on which KTAP worked. At KTAP’s discretion, the fee shall be paid in cash or in the same form of the registrant’s equity issued in the equity financing.

If the registrant completes a business combination with a public or private company on which KTAP worked, the registrant shall pay KTAP a fee equal to 0.5% of the registrant’s issued and outstanding common stock, on an as-converted, fully diluted basis. The fee shall be deemed and earned and payable upon the closing of the business combination.

Both advisors agreed not to introduce the registrant to any potential financing source who is a U.S. Person and will not engage in any “directed selling efforts” in the United States.

The registrant granted both advisors piggyback registration rights.

Placement Agent Agreement

On February 8, 2021, the registrant entered into a Placement Agent Agreement with Kingswood Capital Markets (“Kingswood”), a division of Benchmark Investments, Inc. whereby Kingswood shall serve as the exclusive placement agent of the registrant, on a “reasonable best efforts” basis. The terms of the placement and the securities shall be mutually agreed upon by the registrant and the purchasers.

The registrant shall pay Kingswood a cash fee equal to an aggregate of eight percent of the aggregate gross proceeds raised in the placement. The cash fee shall be paid at the Closing of the placement. As additional compensation, at Closing, the registrant shall issue to Kingswood or its designees warrants to purchase shares of the registrant’s common stock equal to five percent of the agreement number of the common stock sold in the placement. The exercise period of the warrants shall be four and a half years commencing six months from the effective date of the placement and the exercise price of the warrants shall be equal of 110% of the price per common share of the securities sold in the placement. The warrants shall have registration rights and customary anti-dilution provisions and protection.

Kingswood shall have tail financing rights for six months following the termination of the Placement Agent Agreement. Additionally, Kingswood shall have right of first refusal to act as sole investment banker, sole book-runner and/or sole placement agent for a period of six months after the offering is completed.